QUARTERLY REPORT
Syntax Stratified SmallCap ETF
March 31, 2022

Syntax Stratified SmallCap ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
3D Systems Corp.(a)	2,377	$39,648
8x8, Inc.(a)	5,766	72,594
AAON, Inc.	352	19,617
AAR Corp.(a)	421	20,389
Aaron's Co., Inc.	1,750	35,140
Abercrombie & Fitch Co., Class A(a)	670	21,433
ABM Industries, Inc.	828	38,121
Academy Sports & Outdoors, Inc.	801	31,559
Acadia Realty Trust, REIT	542	11,745
Addus HomeCare Corp.(a)	244	22,763
Adtalem Global Education, Inc.(a)	1,187	35,266
ADTRAN, Inc.	2,936	54,169
Advanced Energy Industries, Inc.	685	58,965
AdvanSix, Inc.	267	13,641
Aerojet Rocketdyne Holdings, Inc.(a)	492	19,360
AeroVironment, Inc.(a)	603	56,766
Agilysys, Inc.(a)	1,157	46,141
Agree Realty Corp., REIT	182	12,078
Alamo Group, Inc.	191	27,464
Alarm.com Holdings, Inc.(a)	1,421	94,440
Albany International Corp., Class A	193	16,274
Alexander & Baldwin, Inc.	509	11,804
Allegheny Technologies, Inc.(a)	667	17,902
Allegiance Bancshares, Inc.	77	3,440
Allegiant Travel Co.(a)	542	88,015
Allscripts Healthcare Solutions, Inc.(a)	1,746	39,320
Ambac Financial Group, Inc.(a)	4,603	47,871
AMC Networks, Inc., Class A(a)	1,189	48,309
American Assets Trust, Inc., REIT	279	10,571
American Axle & Manufacturing Holdings, Inc.(a)	6,814	52,877
American Equity Investment Life Holding Co.	1,492	59,546
American Public Education, Inc.(a)	1,299	27,591
American States Water Co.	1,026	91,335
American Vanguard Corp.	272	5,527
American Woodmark Corp.(a)	393	19,237
America's Car-Mart, Inc.(a)	363	29,243
Ameris Bancorp	73	3,203
AMERISAFE, Inc.	974	48,379
AMN Healthcare Services, Inc.(a)	116	12,102
Amphastar Pharmaceuticals, Inc.(a)	1,486	53,347
Andersons, Inc.	744	37,393
AngioDynamics, Inc.(a)	560	12,062
ANI Pharmaceuticals, Inc.(a)	1,401	39,382
Anika Therapeutics, Inc.(a)	2,240	56,246
Apogee Enterprises, Inc.	270	12,814
Apollo Commercial Real Estate Finance, Inc., REIT	257	3,580
Apollo Medical Holdings, Inc.(a)	1,423	68,973
Applied Industrial Technologies, Inc.	187	19,197
ArcBest Corp.	257	20,689
Security Description	Shares	Value
Archrock, Inc.	1,775	$16,383
Arconic Corp.(a)	734	18,805
Arcosa, Inc.	333	19,064
Arlo Technologies, Inc.(a)	2,017	17,871
Armada Hoffler Properties, Inc., REIT	687	10,030
ARMOUR Residential REIT, Inc.	1,113	9,349
Artivion, Inc.(a)	651	13,918
Asbury Automotive Group, Inc.(a)	172	27,554
Assured Guaranty Ltd.	997	63,469
Astec Industries, Inc.	633	27,219
Atlas Air Worldwide Holdings, Inc.(a)	263	22,715
ATN International, Inc.	3,251	129,650
Avanos Medical, Inc.(a)	400	13,400
Avid Bioservices, Inc.(a)	1,176	23,955
Avista Corp.	1,890	85,333
Axcelis Technologies, Inc.(a)	266	20,091
Axos Financial, Inc.(a)	350	16,237
AZZ, Inc.	359	17,318
B Riley Financial, Inc.	240	16,790
B&G Foods, Inc.	745	20,100
Badger Meter, Inc.	212	21,139
Balchem Corp.	97	13,260
Banc of California, Inc.	179	3,465
BancFirst Corp.	46	3,828
Bancorp, Inc.(a)	1,049	29,718
BankUnited, Inc.	84	3,693
Banner Corp.	59	3,453
Barnes & Noble Education, Inc.(a)	11,835	42,369
Barnes Group, Inc.	134	5,385
Bed Bath & Beyond, Inc.(a)	1,272	28,658
Benchmark Electronics, Inc.	1,315	32,928
Berkshire Hills Bancorp, Inc.	117	3,389
Big Lots, Inc.	1,148	39,721
BioLife Solutions, Inc.(a)	1,109	25,208
BJ's Restaurants, Inc.(a)	805	22,782
Bloomin' Brands, Inc.	1,055	23,147
Blucora, Inc.(a)	4,172	81,563
BM Technologies, Inc.(a)	42	359
Boise Cascade Co.	251	17,437
Boot Barn Holdings, Inc.(a)	261	24,740
Bottomline Technologies DE, Inc.(a)	1,620	91,822
Brady Corp., Class A	470	21,747
Brandywine Realty Trust, REIT	1,637	23,147
Brightsphere Investment Group, Inc.	3,232	78,376
Brinker International, Inc.(a)	610	23,278
Bristow Group, Inc.(a)	427	15,833
Brookline Bancorp, Inc.	213	3,370
Buckle, Inc.	1,580	52,203
CalAmp Corp.(a)	7,791	56,952
Calavo Growers, Inc.	904	32,951
Caleres, Inc.	1,165	22,519
California Water Service Group	1,514	89,750

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Callon Petroleum Co.(a)	486	$28,713
Cal-Maine Foods, Inc.	756	41,746
Capitol Federal Financial, Inc.	1,530	16,646
Cara Therapeutics, Inc.(a)	1,804	21,919
Cardiovascular Systems, Inc.(a)	690	15,594
CareTrust REIT, Inc.	4,407	85,055
Carpenter Technology Corp.	504	21,158
Cars.com, Inc.(a)	7,858	113,391
Cato Corp., Class A	1,139	16,698
Cavco Industries, Inc.(a)	142	34,201
Celsius Holdings, Inc.(a)	421	23,231
Centerspace, REIT	104	10,204
Central Garden & Pet Co.(a)	219	9,627
Central Garden & Pet Co., Class A(a)	239	9,746
Central Pacific Financial Corp.	604	16,852
Century Aluminum Co.(a)	734	19,312
Century Communities, Inc.	630	33,749
Cerence, Inc.(a)	1,938	69,962
CEVA, Inc.(a)	2,041	82,967
Chatham Lodging Trust, REIT(a)	1,358	18,727
Cheesecake Factory, Inc.(a)	624	24,829
Chefs' Warehouse, Inc.(a)	2,409	78,533
Chesapeake Utilities Corp.	610	84,034
Chico's FAS, Inc.(a)	4,723	22,670
Children's Place, Inc.(a)	371	18,290
Chuy's Holdings, Inc.(a)	836	22,572
Cinemark Holdings, Inc.(a)	2,967	51,270
CIRCOR International, Inc.(a)	949	25,262
City Holding Co.	213	16,763
Civitas Resources, Inc.	515	30,751
Clearwater Paper Corp.(a)	1,957	54,855
Coca-Cola Consolidated, Inc.	41	20,371
Cogent Communications Holdings, Inc.	1,214	80,549
Coherus Biosciences, Inc.(a)	4,126	53,267
Cohu, Inc.(a)	900	26,640
Collegium Pharmaceutical, Inc.(a)	1,777	36,180
Columbia Banking System, Inc.	100	3,227
Comfort Systems USA, Inc.	317	28,216
Community Bank System, Inc.	534	37,460
Community Health Systems, Inc.(a)	4,906	58,234
Community Healthcare Trust, Inc., REIT	1,876	79,186
Compass Minerals International, Inc.	287	18,021
Computer Programs and Systems, Inc.(a)	1,124	38,722
Comtech Telecommunications Corp.	3,615	56,719
CONMED Corp.	278	41,297
Conn's, Inc.(a)	2,059	31,729
Consensus Cloud Solutions, Inc.(a)	2,035	122,365
CONSOL Energy, Inc.(a)	529	19,906
Consolidated Communications Holdings, Inc.(a)	13,757	81,166
Corcept Therapeutics, Inc.(a)	1,793	40,378
Core Laboratories N.V.	513	16,226
Security Description	Shares	Value
CoreCivic, Inc.(a)	2,587	$28,897
Corsair Gaming, Inc.(a)	3,031	64,136
CorVel Corp.(a)	585	98,537
Covetrus, Inc.(a)	4,602	77,268
Cross Country Healthcare, Inc.(a)	570	12,352
CSG Systems International, Inc.	798	50,729
CTS Corp.	1,094	38,662
Customers Bancorp, Inc.(a)	62	3,233
Cutera, Inc.(a)	903	62,307
CVB Financial Corp.	146	3,389
Cytokinetics, Inc.(a)	584	21,497
Dave & Buster's Entertainment, Inc.(a)	582	28,576
Deluxe Corp.	1,246	37,679
Designer Brands, Inc., Class A(a)	1,849	24,980
DiamondRock Hospitality Co., REIT(a)	1,998	20,180
Diebold Nixdorf, Inc.(a)	7,048	47,433
Digi International, Inc.(a)	2,866	61,676
Dime Community Bancshares, Inc.	104	3,595
Dine Brands Global, Inc.	298	23,229
Diodes, Inc.(a)	1,856	161,453
Diversified Healthcare Trust, REIT	25,531	81,699
DMC Global, Inc.(a)	164	5,002
Donnelley Financial Solutions, Inc.(a)	2,447	81,387
Dorian LPG Ltd.	2,729	39,543
Dorman Products, Inc.(a)	301	28,604
Douglas Elliman, Inc.	3,268	23,856
Dril-Quip, Inc.(a)	405	15,127
DXP Enterprises, Inc.(a)	613	16,606
Eagle Bancorp, Inc.	60	3,421
Eagle Pharmaceuticals, Inc.(a)	858	42,462
Easterly Government Properties, Inc., REIT	486	10,274
Ebix, Inc.	1,307	43,327
Edgewell Personal Care Co.	1,598	58,599
eHealth, Inc.(a)	2,126	26,384
El Pollo Loco Holdings, Inc.(a)	3,762	43,714
elf Beauty, Inc.(a)	2,424	62,612
Ellington Financial, Inc., REIT	535	9,496
Emergent BioSolutions, Inc.(a)	837	34,367
Employers Holdings, Inc.	1,148	47,091
Enanta Pharmaceuticals, Inc.(a)	470	33,455
Encore Capital Group, Inc.(a)	462	28,981
Encore Wire Corp.	456	52,016
Endo International PLC(a)	18,801	43,430
Enerpac Tool Group Corp.	982	21,496
Enova International, Inc.(a)	854	32,426
EnPro Industries, Inc.	53	5,180
Ensign Group, Inc.	225	20,252
ePlus, Inc.(a)	724	40,587
ESCO Technologies, Inc.	276	19,298
Essential Properties Realty Trust, Inc., REIT	411	10,398
Ethan Allen Interiors, Inc.	884	23,046
EVERTEC, Inc.	1,314	53,782

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
EW Scripps Co., Class A(a)	2,168	$45,073
ExlService Holdings, Inc.(a)	303	43,411
Exponent, Inc.	160	17,288
Extreme Networks, Inc.(a)	5,178	63,223
EZCORP, Inc., Class A(a)	5,111	30,870
Fabrinet(a)	348	36,585
FARO Technologies, Inc.(a)	382	19,833
FB Financial Corp.	80	3,554
Federal Signal Corp.	1,362	45,968
Ferro Corp.(a)	584	12,696
Fiesta Restaurant Group, Inc.(a)	4,794	35,835
First BanCorp	2,998	39,334
First Bancorp/Southern Pines NC	79	3,300
First Commonwealth Financial Corp.	220	3,335
First Financial Bancorp	146	3,365
First Hawaiian, Inc.	123	3,430
Flagstar Bancorp, Inc.	388	16,451
FormFactor, Inc.(a)	651	27,362
Forrester Research, Inc.(a)	571	32,216
Forward Air Corp.	215	21,023
Fossil Group, Inc.(a)	4,387	42,291
Four Corners Property Trust, Inc., REIT	435	11,762
Franklin BSP Realty Trust, Inc.	731	10,219
Franklin Electric Co., Inc.	282	23,417
Franklin Street Properties Corp., REIT	3,799	22,414
Fresh Del Monte Produce, Inc.	1,334	34,564
Fulgent Genetics, Inc.(a)	468	29,208
FutureFuel Corp.	4,542	44,194
Gannett Co., Inc.(a)	6,706	30,244
GCP Applied Technologies, Inc.(a)	154	4,839
Genesco, Inc.(a)	337	21,437
Gentherm, Inc.(a)	558	40,756
Genworth Financial, Inc., Class A(a)	15,472	58,484
GEO Group, Inc., REIT(a)	4,143	27,385
Getty Realty Corp., REIT	422	12,078
Gibraltar Industries, Inc.(a)	275	11,811
G-III Apparel Group Ltd.(a)	2,384	64,487
Glatfelter Corp.	1,293	16,007
Glaukos Corp.(a)	250	14,455
Global Net Lease, Inc., REIT	1,466	23,060
GMS, Inc.(a)	372	18,514
Golden Entertainment, Inc.(a)	426	24,738
Granite Construction, Inc.	898	29,454
Granite Point Mortgage Trust, Inc., REIT	866	9,630
Green Dot Corp., Class A(a)	2,028	55,729
Green Plains, Inc.(a)	1,062	32,933
Greenbrier Companies, Inc.	537	27,661
Greenhill & Co., Inc.	946	14,635
Griffon Corp.	3,134	62,774
Group 1 Automotive, Inc.	176	29,538
Guess?, Inc.	1,098	23,991
Hanger, Inc.(a)	999	18,312
Security Description	Shares	Value
Hanmi Financial Corp.	141	$3,470
Harmonic, Inc.(a)	6,455	59,967
Harmony Biosciences Holdings, Inc.(a)	694	33,763
Harsco Corp.(a)	405	4,957
Haverty Furniture Companies, Inc.	2,694	73,869
Hawaiian Holdings, Inc.(a)	4,626	91,132
Hawkins, Inc.	825	37,868
Haynes International, Inc.	424	18,062
HB Fuller Co.	73	4,823
HCI Group, Inc.	857	58,430
Healthcare Services Group, Inc.	2,216	41,151
HealthStream, Inc.(a)	1,905	37,948
Heartland Express, Inc.	1,521	21,400
Heidrick & Struggles International, Inc.	290	11,478
Helix Energy Solutions Group, Inc.(a)	3,226	15,420
Helmerich & Payne, Inc.	393	16,813
Heritage Financial Corp.	137	3,433
Hersha Hospitality Trust, REIT(a)	2,139	19,422
Heska Corp.(a)	178	24,614
Hibbett, Inc.	563	24,963
Hillenbrand, Inc.	771	34,055
Hilltop Holdings, Inc.	832	24,461
HNI Corp.	637	23,601
HomeStreet, Inc.	67	3,174
Hope Bancorp, Inc.	213	3,425
Horace Mann Educators Corp.	1,400	58,562
Hostess Brands, Inc.(a)	942	20,667
Hub Group, Inc., Class A(a)	275	21,233
Ichor Holdings Ltd.(a)	508	18,095
Independence Realty Trust, Inc., REIT	399	10,550
Independent Bank Corp.	43	3,513
Independent Bank Group, Inc.	43	3,060
Industrial Logistics Properties Trust, REIT	461	10,451
Innospec, Inc.	51	4,720
Innovative Industrial Properties, Inc., REIT	54	11,092
Innoviva, Inc.(a)	2,313	44,757
Inogen, Inc.(a)	1,919	62,214
Insight Enterprises, Inc.(a)	181	19,425
Installed Building Products, Inc.	228	19,264
Insteel Industries, Inc.	1,480	54,745
Integer Holdings Corp.(a)	162	13,052
Inter Parfums, Inc.	704	61,987
InterDigital, Inc.	920	58,696
Interface, Inc.	984	13,353
Invesco Mortgage Capital, Inc., REIT	4,355	9,929
Investors Bancorp, Inc.	226	3,374
iRobot Corp.(a)	402	25,487
iStar, Inc., REIT	907	21,233
iTeos Therapeutics, Inc.(a)	606	19,501
Itron, Inc.(a)	425	22,389
J & J Snack Foods Corp.	126	19,543
Jack in the Box, Inc.	523	48,853

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
James River Group Holdings Ltd.	2,171	$53,711
John B Sanfilippo & Son, Inc.	241	20,109
John Bean Technologies Corp.	318	37,673
Joint Corp.(a)	593	20,986
Kaiser Aluminum Corp.	65	6,120
Kaman Corp.	458	19,914
KAR Auction Services, Inc.(a)	1,850	33,393
Kelly Services, Inc., Class A	554	12,016
KKR Real Estate Finance Trust, Inc., REIT	174	3,586
Knowles Corp.(a)	2,696	58,045
Kontoor Brands, Inc.	1,310	54,169
Koppers Holdings, Inc.	1,359	37,400
Korn Ferry	180	11,689
Kulicke & Soffa Industries, Inc.	334	18,711
Lakeland Financial Corp.	478	34,894
Lantheus Holdings, Inc.(a)	491	27,157
Laredo Petroleum, Inc.(a)	392	31,023
La-Z-Boy, Inc.	803	21,175
LCI Industries	247	25,641
LeMaitre Vascular, Inc.	302	14,034
LendingTree, Inc.(a)	224	26,806
LGI Homes, Inc.(a)	323	31,551
Ligand Pharmaceuticals, Inc.(a)	493	55,458
Lindsay Corp.	186	29,204
Liquidity Services, Inc.(a)	7,008	119,977
Livent Corp.(a)	207	5,396
LivePerson, Inc.(a)	2,006	48,987
LL Flooring Holdings, Inc.(a)	5,054	70,857
Loyalty Ventures, Inc.(a)	808	13,356
LTC Properties, Inc., REIT	533	20,505
LXP Industrial Trust, REIT	660	10,362
M/I Homes, Inc.(a)	784	34,770
ManTech International Corp., Class A	429	36,976
Marcus & Millichap, Inc.	482	25,392
Marcus Corp.(a)	2,669	47,241
MarineMax, Inc.(a)	760	30,598
Marten Transport Ltd.	1,095	19,447
Matador Resources Co.	537	28,450
Materion Corp.	201	17,234
Matson, Inc.	197	23,762
Matthews International Corp., Class A	458	14,821
MaxLinear, Inc.(a)	2,805	163,672
MDC Holdings, Inc.	888	33,602
Medifast, Inc.	400	68,312
MEDNAX, Inc.(a)	2,433	57,127
Mercer International, Inc.	1,128	15,736
Meridian Bioscience, Inc.(a)	1,013	26,297
Merit Medical Systems, Inc.(a)	201	13,371
Meritage Homes Corp.(a)	405	32,088
Meritor, Inc.(a)	539	19,172
Mesa Laboratories, Inc.	105	26,762
Meta Financial Group, Inc.	561	30,810
Security Description	Shares	Value
Methode Electronics, Inc.	878	$37,974
MGP Ingredients, Inc.	998	85,419
Middlesex Water Co.	862	90,657
ModivCare, Inc.(a)	179	20,655
Monarch Casino & Resort, Inc.(a)	281	24,512
Monro, Inc.	729	32,324
Moog, Inc., Class A	225	19,755
Motorcar Parts of America, Inc.(a)	3,395	60,533
Movado Group, Inc.	1,112	43,424
Mr Cooper Group, Inc.(a)	535	24,433
Mueller Industries, Inc.	416	22,535
Myers Industries, Inc.	302	6,523
MYR Group, Inc.(a)	307	28,870
Myriad Genetics, Inc.(a)	731	18,421
Nabors Industries Ltd.(a)	104	15,883
National Bank Holdings Corp., Class A	910	36,655
National Beverage Corp.	485	21,098
National Presto Industries, Inc.	574	44,169
Natus Medical, Inc.(a)	1,027	26,990
NBT Bancorp, Inc.	89	3,216
Neenah, Inc.	457	18,125
Nektar Therapeutics(a)	4,103	22,115
NeoGenomics, Inc.(a)	1,199	14,568
NETGEAR, Inc.(a)	2,418	59,676
NetScout Systems, Inc.(a)	1,817	58,289
New York Mortgage Trust, Inc., REIT	2,595	9,472
NexPoint Residential Trust, Inc., REIT	113	10,205
NextGen Healthcare, Inc.(a)	1,900	39,729
NMI Holdings, Inc., Class A(a)	2,744	56,581
Northfield Bancorp, Inc.	230	3,303
Northwest Bancshares, Inc.	1,213	16,388
Northwest Natural Holding Co.	1,561	80,735
NOW, Inc.(a)	1,522	16,788
NV5 Global, Inc.(a)	233	31,059
Oceaneering International, Inc.(a)	994	15,069
ODP Corp.(a)	597	27,361
Office Properties Income Trust, REIT	873	22,462
OFG Bancorp	1,406	37,456
O-I Glass, Inc.(a)	1,385	18,254
Oil States International, Inc.(a)	2,208	15,346
Olympic Steel, Inc.	600	23,076
Omnicell, Inc.(a)	281	36,387
OneSpan, Inc.(a)	7,211	104,127
Onto Innovation, Inc.(a)	325	28,239
OptimizeRx Corp.(a)	977	36,843
OraSure Technologies, Inc.(a)	3,735	25,323
Organogenesis Holdings, Inc.(a)	7,512	57,241
Orion Office REIT, Inc.	1,301	18,214
Orthofix Medical, Inc.(a)	1,787	58,435
OSI Systems, Inc.(a)	246	20,940
Owens & Minor, Inc.	1,932	85,047
Oxford Industries, Inc.	230	20,815

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Pacific Premier Bancorp, Inc.	95	$3,358
Pacira BioSciences, Inc.(a)	616	47,013
Palomar Holdings, Inc.(a)	972	62,198
Par Pacific Holdings, Inc.(a)	2,975	38,735
Park Aerospace Corp.	348	4,541
Park National Corp.	24	3,153
Patrick Industries, Inc.	442	26,653
Patterson-UTI Energy, Inc.	1,015	15,712
PBF Energy, Inc., Class A(a)	1,509	36,774
PC Connection, Inc.	376	19,699
PDF Solutions, Inc.(a)	1,272	35,451
Pennant Group, Inc.(a)	1,351	25,169
PennyMac Mortgage Investment Trust, REIT	586	9,898
Perdoceo Education Corp.(a)	2,666	30,606
Perficient, Inc.(a)	376	41,394
PetMed Express, Inc.	2,862	73,840
PGT Innovations, Inc.(a)	1,089	19,580
Phibro Animal Health Corp., Class A	2,542	50,713
Photronics, Inc.(a)	996	16,902
Piper Sandler Companies	122	16,013
Pitney Bowes, Inc.	4,363	22,688
Plantronics, Inc.(a)	2,181	85,931
Plexus Corp.(a)	1,389	113,634
Powell Industries, Inc.	2,696	52,356
PRA Group, Inc.(a)	664	29,933
Preferred Bank	45	3,334
Prestige Consumer Healthcare, Inc.(a)	907	48,017
PriceSmart, Inc.	916	72,245
ProAssurance Corp.	1,826	49,083
Progress Software Corp.	1,047	49,303
ProPetro Holding Corp.(a)	1,128	15,713
Proto Labs, Inc.(a)	749	39,622
Provident Financial Services, Inc.	148	3,463
Quaker Chemical Corp.	29	5,011
Quanex Building Products Corp.	1,000	20,990
QuinStreet, Inc.(a)	1,347	15,625
RadNet, Inc.(a)	916	20,491
Rambus, Inc.(a)	2,752	87,761
Ranger Oil Corp., Class A(a)	763	26,346
Rayonier Advanced Materials, Inc.(a)	1,985	13,041
RE/MAX Holdings, Inc., Class A	759	21,047
Ready Capital Corp., REIT	224	3,373
Realogy Holdings Corp.(a)	1,409	22,093
Red Robin Gourmet Burgers, Inc.(a)	1,351	22,778
Redwood Trust, Inc., REIT	1,574	16,574
REGENXBIO, Inc.(a)	775	25,722
Renasant Corp.	476	15,922
Renewable Energy Group, Inc.(a)	625	37,906
Rent-A-Center, Inc.	1,475	37,155
Resideo Technologies, Inc.(a)	904	21,542
Resources Connection, Inc.	961	16,472
Retail Opportunity Investments Corp., REIT	628	12,177
Security Description	Shares	Value
REX American Resources Corp.(a)	341	$33,964
Rogers Corp.(a)	19	5,162
RPC, Inc.(a)	1,427	15,226
RPT Realty, REIT	884	12,173
Ruth's Hospitality Group, Inc.	965	22,079
S&T Bancorp, Inc.	113	3,343
Safehold, Inc., REIT	183	10,147
Safety Insurance Group, Inc.	670	60,870
Sally Beauty Holdings, Inc.(a)	1,537	24,023
Sanmina Corp.(a)	2,867	115,884
Saul Centers, Inc., REIT	255	13,439
ScanSource, Inc.(a)	579	20,143
Scholastic Corp.	686	27,632
Schweitzer-Mauduit International, Inc.	568	15,620
Seacoast Banking Corp. of Florida	98	3,432
Select Medical Holdings Corp.	2,390	57,336
Selectquote, Inc.(a)	9,779	27,283
Seneca Foods Corp., Class A(a)	670	34,532
Service Properties Trust, REIT	2,325	20,530
ServisFirst Bancshares, Inc.	40	3,812
Shake Shack, Inc., Class A(a)	672	45,629
Shenandoah Telecommunications Co.	3,704	87,340
Shoe Carnival, Inc.	784	22,861
Shutterstock, Inc.	1,320	122,866
Signet Jewelers Ltd.	583	42,384
Simmons First National Corp., Class A	122	3,199
Simply Good Foods Co.(a)	520	19,734
Simulations Plus, Inc.	896	45,678
SiriusPoint Ltd.(a)	8,638	64,612
SITE Centers Corp., REIT	732	12,232
SkyWest, Inc.(a)	3,014	86,954
Sleep Number Corp.(a)	380	19,270
SM Energy Co.	755	29,407
SMART Global Holdings, Inc.(a)	3,019	77,981
Sonic Automotive, Inc., Class A	694	29,502
Sonos, Inc.(a)	739	20,855
South Jersey Industries, Inc.	2,464	85,131
Southside Bancshares, Inc.	81	3,307
Southwestern Energy Co.(a)	5,169	37,062
SpartanNash Co.	2,252	74,293
SPS Commerce, Inc.(a)	376	49,331
SPX Corp.(a)	1,178	58,205
SPX FLOW, Inc.	267	23,021
St Joe Co.	187	11,078
Standard Motor Products, Inc.	1,333	57,506
Standex International Corp.	657	65,647
Stepan Co.	135	13,339
Steven Madden Ltd.	999	38,601
Stewart Information Services Corp.	778	47,155
StoneX Group, Inc.(a)	1,072	79,575
Strategic Education, Inc.	484	32,128
Sturm Ruger & Co., Inc.	1,082	75,329

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Summit Hotel Properties, Inc., REIT(a)	1,910	$19,024
SunCoke Energy, Inc.	2,026	18,052
Supernus Pharmaceuticals, Inc.(a)	986	31,868
Surmodics, Inc.(a)	304	13,780
Sylvamo Corp.(a)	482	16,041
Tactile Systems Technology, Inc.(a)	3,418	68,907
Talos Energy, Inc.(a)	1,825	28,817
Tanger Factory Outlet Centers, Inc., REIT	684	11,758
TechTarget, Inc.(a)	212	17,231
Telephone and Data Systems, Inc.	6,076	114,715
Tennant Co.	426	33,569
Thryv Holdings, Inc.(a)	1,005	28,261
TimkenSteel Corp.(a)	929	20,327
Titan International, Inc.(a)	392	5,774
Tivity Health, Inc.(a)	633	20,364
Tompkins Financial Corp.	45	3,522
Tootsie Roll Industries, Inc.	579	20,237
Tredegar Corp.	1,083	12,985
TreeHouse Foods, Inc.(a)	584	18,840
Trinseo PLC	273	13,082
Triumph Bancorp, Inc.(a)	401	37,702
Triumph Group, Inc.(a)	830	20,982
TrueBlue, Inc.(a)	409	11,816
Trupanion, Inc.(a)	724	64,523
TrustCo Bank Corp. NY	504	16,093
Trustmark Corp.	110	3,343
TTEC Holdings, Inc.	142	11,718
TTM Technologies, Inc.(a)	4,455	66,023
Tupperware Brands Corp.(a)	4,286	83,363
Two Harbors Investment Corp., REIT	1,829	10,114
UFP Industries, Inc.	681	52,546
Ultra Clean Holdings, Inc.(a)	423	17,931
Unifi, Inc.(a)	729	13,195
UniFirst Corp.	223	41,094
uniQure N.V.(a)	1,452	26,238
Unisys Corp.(a)	1,715	37,061
United Community Banks, Inc.	90	3,132
United Fire Group, Inc.	1,643	51,048
United Natural Foods, Inc.(a)	1,950	80,632
Uniti Group, Inc., REIT	771	10,609
Unitil Corp.	1,668	83,200
Universal Corp.	1,391	80,775
Universal Electronics, Inc.(a)	1,807	56,451
Universal Health Realty Income Trust, REIT	174	10,156
Universal Insurance Holdings, Inc.	4,684	63,187
Urban Edge Properties	642	12,262
Urstadt Biddle Properties, Inc., REIT, Class A	583	10,966
US Ecology, Inc.(a)	803	38,448
Security Description	Shares	Value
US Physical Therapy, Inc.	202	$20,089
US Silica Holdings, Inc.(a)	1,027	19,164
USANA Health Sciences, Inc.(a)	231	18,353
Vanda Pharmaceuticals, Inc.(a)	3,914	44,267
Varex Imaging Corp.(a)	1,041	22,163
Vector Group Ltd.	7,534	90,709
Veeco Instruments, Inc.(a)	610	16,586
Vera Bradley, Inc.(a)	5,416	41,541
Vericel Corp.(a)	1,685	64,401
Veris Residential, Inc., REIT(a)	1,251	21,755
Veritex Holdings, Inc.	86	3,283
Veritiv Corp.(a)	159	21,241
Viad Corp.(a)	457	16,287
Viavi Solutions, Inc.(a)	1,615	25,969
Virtus Investment Partners, Inc.	361	86,636
Vista Outdoor, Inc.(a)	2,136	76,234
Vonage Holdings Corp.(a)	3,046	61,803
Wabash National Corp.	1,757	26,074
Walker & Dunlop, Inc.	192	24,849
Warrior Met Coal, Inc.	420	15,586
Washington Real Estate Investment Trust, REIT	414	10,557
WD-40 Co.	69	12,643
Westamerica BanCorp	467	28,254
Whitestone REIT	906	12,005
Winnebago Industries, Inc.	972	52,517
WisdomTree Investments, Inc.	14,737	86,506
Wolverine World Wide, Inc.	1,707	38,510
World Acceptance Corp.(a)	173	33,188
World Fuel Services Corp.	1,415	38,262
WSFS Financial Corp.	68	3,170
WW International, Inc.(a)	2,593	26,526
Xencor, Inc.(a)	795	21,211
Xenia Hotels & Resorts, Inc., REIT(a)	1,022	19,714
XPEL, Inc.(a)	501	26,358
Xperi Holding Corp.	4,574	79,222
ZIMVIE, Inc.	2,429	55,478
Zumiez, Inc.(a)	1,428	54,564
Zynex, Inc.	11,029	68,711
TOTAL INVESTMENTS—99.7% (Cost $17,419,169)		19,938,497
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		58,337
NET ASSETS—100.0%		$19,996,834

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified SmallCap ETF
Schedule of Investments
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$19,938,497	$—	$—	$19,938,497
Total	$19,938,497	$—	$—	$19,938,497

Syntax Stratified SmallCap ETF
Schedule of Investments
March 31, 2022 (Unaudited)

INDUSTRY BREAKDOWN
As of March 31, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.7%
Business Software for Specific Uses	3.4
Commercial Hardware	2.8
Upstream Energy	2.6
Gas and Water Utilities	2.6
Telecommunication Networks	2.5
Medical Devices	2.5
Digital Integrated Circuits	2.5
Consumer Insurance	2.4
Commercial Insurance	2.4
Management and IT Services	2.4
Marketed Pharmaceuticals	2.4
Transportation Services	2.4
Content Providers	2.4
Real Estate Banking	2.4
Transaction Services	2.4
Operators and Developers	2.3
Rental	2.3
Home Office and Consumer Equipment Manufacture	2.2
Auto Products	2.2
Hospital Equipment	2.2
Non Real Estate Banking	2.2
Home Office and Consumer Equipment Retail	2.1
Investment Services	2.1
Mechanical Components	2.0
Food Distributors	1.9
Production Equipment	1.9
Restaurants	1.8
Specialty Services	1.8
Information and Electrical Components	1.7
Distribution Services	1.7
Business Software for Specific Industries	1.6
Other Pharmaceuticals	1.5
Semiconductor Services and Equipment	1.4
Apparel Retailers	1.3
Chemicals	1.3
Contract Electronics Services	1.3
Alcohol and Tobacco	1.3
Primary Foods	1.2
Online Distribution Networks	1.2
Branded Apparel	1.2
Metals	1.1
Processed Foods	1.1
Accessories and Footwear	1.0
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.0%
End User Hardware	1.0
Personal Products	0.9
Other Natural Resources	0.8
Electric Regulated	0.8
Healthcare Products Distribution	0.8
Analog and Mixed Signal Integrated Circuits	0.8
Clinical Stage Pharmaceuticals	0.7
Industrial Conglomerates	0.6
Internet Services	0.6
Downstream	0.6
Search and Social Networks	0.6
Brokers and Dealers	0.4
Drugstores	0.4
Consumer Paper Products	0.3
Medical Research Services and Equipment	0.3
Midstream	0.2
Consumer Services	0.1
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified SmallCap ETF
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.